Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds	Plants under construction (1)	Other	Right of use asset (2)	Total
$ millions

Cost
Balance as of January 1, 2022	1,107	7,664	1,465	664	1,073	518	12,491
Additions	30	358	388	(128)	77	64	789
Disposals	(15)	(27)	-	-	-	(27)	(69)
Translation differences	(36)	(130)	(19)	(18)	(6)	(22)	(231)
Balance as of December 31, 2022	1,086	7,865	1,834	518	1,144	533	12,980
Accumulated depreciation
Balance as of January 1, 2022	502	4,410	797	-	881	147	6,737
Depreciation	35	243	47	-	59	74	458
Disposals	(7)	(25)	-	-	-	(27)	(59)
Translation differences	(18)	(83)	(15)	-	(4)	(5)	(125)
Balance as of December 31, 2022	512	4,545	829	-	936	189	7,011

Depreciated balance as of December 31, 2022	574	3,320	1,005	518	208	344	5,969

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

(2) The total additions were recorded against lease liabilities (IFRS 16).

Land and buildings	Technical equipment and machinery	Dikes and evaporating ponds	Plants under construction (1)	Other	Right of use asset (2)	Total
$ millions

Cost
Balance as of January 1, 2021	880	7,419	1,441	778	1,003	496	12,017
Additions in respect of business combinations	85	20	-	9	2	9	125
Additions	193	382	51	(99)	78	37	642
Disposals	(2)	(44)	(1)	-	(6)	(20)	(73)
Exit from consolidation	(9)	(21)	-	-	(1)	(2)	(33)
Translation differences	(40)	(92)	(26)	(24)	(3)	(2)	(187)
Balance as of December 31, 2021	1,107	7,664	1,465	664	1,073	518	12,491
Accumulated depreciation
Balance as of January 1, 2021	491	4,300	763	-	817	96	6,467
Depreciation	30	227	55	-	71	71	454
Reversal of impairment	-	(6)	-	-	-	-	(6)
Disposals	(5)	(34)	-	-	(4)	(19)	(62)
Exit from consolidation	(3)	(19)	-	-	-	-	(22)
Translation differences	(11)	(58)	(21)	-	(3)	(1)	(94)
Balance as of December 31, 2021	502	4,410	797	-	881	147	6,737

Depreciated balance as of December 31, 2021	605	3,254	668	664	192	371	5,754

(1) The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.

(2) The total additions were recorded against lease liabilities (IFRS 16).